Related Party Transactions (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Series A and Series B Preferred Shares investors	Dec. 31, 2012 Series A and Series B Preferred Shares investors	Dec. 17, 2010 Series A and Series B Preferred Shares investors
Related Party Transactions
Purchase of goods	$ 3,688,492	$ 6,663,431	$ 6,310,308
Amounts due from related parties		177,237
Related Party
Outstanding loan balances due related party				1,200,559	789,700	9,709,643
Amount due for purchases of goods from companies controlled by shareholders	$ 940,852	$ 546,056